PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

11.    PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets are consisted of the follows (RMB in thousands):

	As of December 31,
	2022	2023
	RMB	RMB
Value-added tax deductible (a)	1,374,908	2,035,412
Prepayment for income tax and deferred charges	233,744	398,359
Receivables related to discount from a supplier	324,002	247,837
Deposit for customer duty, bidding and others	181,371	231,295
Prepayment of electricity and others	198,692	222,115
Receivables related to disposal of land use rights and property, plant and equipment (b)	378,900	89,519
Prepaid leasehold improvements and other assets	27,480	81,882
Loan receivable	23,459	23,459
Deferred issuance cost for convertible notes (Note 22)	—	16,866
Prepaid insurance premium	7,281	14,944
Refund receivable of U.S. countervailing duties and anti-dumping duties (Note 16)	480,535	6,668
Others	68,649	114,041
Less: Allowance for credit losses	(8,118)	(79,585)
Total	3,290,903	3,402,812
(a)	Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.
(b)	Represented the receivables related to disposition of certain equipment for the purpose of upgrading manufacturing facilities and receivables related to disposition of certain land use rights.

The following table summarizes the activity in the allowance for credit losses related to prepayments and other current assets for the year ended December 31, 2021, 2022 and 2023 (RMB in thousands):

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
At beginning of year	9,588	5,521	8,118
Addition	4,068	2,597	71,467
Reversal	(8,135)	—	—
At end of year	5,521	8,118	79,585